Investment Securities - Schedule of Fair Values of Securities Available for Sale (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Available For Sale Securities [Line Items]
Securities available for sale, Amortized Cost	$ 35,882	$ 37,877	$ 5
Securities available for sale, Unrealized Gains	0	0	0
Securities available for sale, Unrealized Losses	1,363	634
Available for sale securities, at fair value	34,519	37,243	5
U.S. Government Agencies
Schedule Of Available For Sale Securities [Line Items]
Securities available for sale, Amortized Cost	2,013	2,010
Securities available for sale, Unrealized Gains	0	0	0
Securities available for sale, Unrealized Losses	109	61
Available for sale securities, at fair value	1,904	1,949
Residential Mortgage-backed Securities
Schedule Of Available For Sale Securities [Line Items]
Securities available for sale, Amortized Cost	28,180	30,156	5
Securities available for sale, Unrealized Gains	0	0	0
Securities available for sale, Unrealized Losses	1,072	527
Available for sale securities, at fair value	27,108	29,629	5
Corporate Bonds and Other Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Securities available for sale, Amortized Cost	5,689	5,711
Securities available for sale, Unrealized Gains	0	0	$ 0
Securities available for sale, Unrealized Losses	182	46
Available for sale securities, at fair value	$ 5,507	$ 5,665